Pay vs Performance Disclosure number in Millions	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year (1) (a)	Summary Compensation Table Total for CEO (b)	Compensation Actually Paid to CEO (2) (c)	Average Summary Compensation Table Total for Non-CEO NEOs (d)	Average Compensation Actually Paid to Non-CEO NEOs (3) (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return(4) (g)	Net Income (in millions) (h)	Revenue (in millions)(5) (i)
2024	$7,620,611	$24,977,300	$2,683,449	$6,359,699	$59.47	$115.57	$(280.7)	$313.0
2023	$7,998,637	$3,219,824	$3,086,321	$1,648,641	$26.67	$95.05	$(204.6)	$245.1
2022	$5,917,663	$(15,039,602)	$2,484,123	$(3,534,350)	$46.39	$89.85	$(217.9)	$203.6
2021	$1,281,593	$18,054,219	$728,146	$6,408,876	$140.81	$120.21	$(152.1)	$132.3
__________________

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The CEO and other NEOs for the indicated years were as follows: (i) for 2024, our CEO was Dr. Leproust and our other NEOs were Mr. Laponis, Dr. Finn, Ms. Green, Mr. Cho, Dr. Banyai, and Mr. Thorburn; (ii) for 2023, our CEO was Dr. Leproust and our other NEOs were Mr. Thorburn, Dr. Banyai, Dr. Finn, and Ms. Green; (iii) for 2022, our CEO was Dr. Leproust and our other NEOs were Mr. Thorburn, Dr. Banyai, Dr. Finn, Mr. Cho, and Mr. Weiss; and (iv) for 2021, our CEO was Dr. Leproust and our other NEOs were Mr. Thorburn, Dr. Banyai, Dr. Finn, and Mr. Weiss.
Peer Group Issuers, Footnote	For each indicated covered year, represents the cumulative TSR of the Nasdaq Biotechnology Index.(5)In
PEO Total Compensation Amount	$ 7,620,611	$ 7,998,637	$ 5,917,663	$ 1,281,593
PEO Actually Paid Compensation Amount	$ 24,977,300	3,219,824	(15,039,602)	18,054,219
Adjustment To PEO Compensation, Footnote	Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

Fiscal Year	Summary Compensation Table Total	Adjustment to Summary Compensation Table Total(1)	Compensation Actually Paid
2024	$7,620,611	$17,356,689	$24,977,300
2023	$7,998,637	$(4,778,813)	$3,219,824
2022	$5,917,663	$(20,957,265)	$(15,039,602)
2021	$1,281,593	$16,772,626	$18,054,219
__________________
(1) See table below for calculation of Adjustment to Summary Compensation Table Total

Fiscal Year	Deduction of Grant Date Fair Value of Current year Equity Awards	Addition of Fair Value of Current Year Equity Awards at Fiscal Year End	Additions (Deductions) for Change in Value of Prior Years’ Awards Unvested at Fiscal Year End	Additions (Deductions) for Awards that are Granted and Vest in the Same Covered Fiscal Year	Additions (Deductions) for Change in Value of Prior Years’ that Vested in Fiscal Year	Adjustment to Summary Compensation Table Total
2024	$(5,849,949)	$13,837,233	$7,705,047	$1,178,291	$486,067	$17,356,689
2023	$(6,632,151)	$4,259,928	$(1,518,003)	$208,413	$(1,097,000)	$(4,778,813)
2022	$(4,521,127)	$2,416,154	$(11,693,150)	$138,996	$(7,298,138)	$(20,957,265)
2021	$—	$—	$9,403,372	$—	$7,369,254	$16,772,626

Non-PEO NEO Average Total Compensation Amount	$ 2,683,449	3,086,321	2,484,123	728,146
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,359,699	1,648,641	(3,534,350)	6,408,876
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column are based on the average of the total compensation reported for our other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

Fiscal Year	Average Summary Compensation Table Total	Adjustment to Average Summary Compensation Table Total(1)	Average Compensation Actually Paid
2024	$2,683,449	$3,676,250	$6,359,699
2023	$3,086,321	$(1,437,680)	$1,648,641
2022	$2,484,123	$(6,018,473)	$(3,534,350)
2021	$728,146	$5,680,730	$6,408,876
__________________
(1) See table below for calculation of Adjustment to Average Summary Compensation Table Total

Fiscal Year	Deduction of Grant Date Fair Value of Current Year	Addition of Fair Value of Current Year Equity Awards at Fiscal Year End	Additions (Deductions) for Change in Value of Prior Years’ Awards Unvested at Fiscal Year End	Additions (Deductions) for Awards that are Granted and Vest in the Same Covered Fiscal Year	Additions (Deductions) for Change in Value of Prior Years’ that Vested in Fiscal Year	Adjustment to Average Summary Compensation Table Total
2024	$(1,855,631)	$3,422,378	$1,713,610	$254,130	$141,763	$3,676,250
2023	$(2,319,610)	$1,220,625	$(554,184)	$97,636	$117,853	$(1,437,680)
2022	$(1,795,865)	$975,053	$(3,248,755)	$49,024	$(1,997,930)	$(6,018,473)
2021	$—	$—	$3,217,733	$—	$2,462,997	$5,680,730

Tabular List, Table	Revenue •Adjusted Gross Profit •Ending Cash Balance
Total Shareholder Return Amount	$ 59.47	26.67	46.39	140.81
Peer Group Total Shareholder Return Amount	115.57	95.05	89.85	120.21
Net Income (Loss)	$ (280,700,000)	$ (204,600,000)	$ (217,900,000)	$ (152,100,000)
Company Selected Measure Amount	313.0	245.1	203.6	132.3
PEO Name	Dr. Leproust
Additional 402(v) Disclosure	In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our NEOs to Company performance for the most recently completed fiscal year. The Company determined revenue, which is a metric included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Gross Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Ending Cash Balance
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 17,356,689	$ (4,778,813)	$ (20,957,265)	$ 16,772,626
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,837,233	4,259,928	2,416,154	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,705,047	(1,518,003)	(11,693,150)	9,403,372
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,178,291	208,413	138,996	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	486,067	(1,097,000)	(7,298,138)	7,369,254
PEO | Deduction of Grant Date Fair Value of Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,849,949)	(6,632,151)	(4,521,127)	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,676,250	(1,437,680)	(6,018,473)	5,680,730
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,422,378	1,220,625	975,053	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,713,610	(554,184)	(3,248,755)	3,217,733
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	254,130	97,636	49,024	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141,763	117,853	(1,997,930)	2,462,997
Non-PEO NEO | Deduction of Grant Date Fair Value of Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,855,631)	$ (2,319,610)	$ (1,795,865)	$ 0